Management of Financial Risk (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Working capital	$ 1,900	$ 2,900
Cumulative adjustments on exchange differences on translation	91	281
Net income (Loss)	$ (1,043)	$ (1,125)	$ (1,960)
Underlying Securities
Disclosure of risk management strategy related to hedge accounting [line items]
Increase decrease in market price, percentage	80.00%	50.00%